UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04222

Morgan Stanley New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Tax-Free Income Fund

Portfolio of Investments March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tax-Exempt Municipal Bonds (97.6%)
	New York (88.7%)
$2,000	Battery Park City Authority, Ser 2003A	5.00%		11/01/24	$2,065,160
500	Hempstead Industrial Development Agency, Hofstra University Ser 1996 (NATL-RE Insd)	5.80		07/01/15	505,200
2,665	Hudson Yards Infrastructure Corporation, New York, Ser 2006 A (NATL-RE Insd)	4.50		02/15/47	1,977,563
2,000	Long Island Power Authority, Ser 2000 A (FSA Insd)	0.00		06/01/18	1,377,300
1,000	Madison County Industrial Development Agency, Colgate University Project Series 2003 B	5.00		07/01/33	969,850
3,000	Metropolitan Transportation Authority, Dedicated Tax Refg Ser 2002 A (FSA Insd)	5.25		11/15/24	3,048,210
1,000	Nassau County Tobacco Settlement Corporation, Ser 2006	0.00	(a)	06/01/26	838,900
2,000	New York City Health & Hospital Corporation, Health 2003 Ser A (AMBAC Insd)	5.25		02/15/22	2,011,980
1,485	New York City Housing Development Corporation, East Midtown - FHA Ins Sec 223	6.50		11/15/18	1,489,971
1,542	New York City Housing Development Corporation, Ruppert - FHA Ins Sec 223	6.50		11/15/18	1,622,352
500	New York City Industrial Development Agency Civic Facility, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25		11/01/37	371,265
1,000	New York City Industrial Development Agency, Airis JFK I LLC Ser 2001A (AMT)	5.50		07/01/28	659,640
1,500	New York City Industrial Development Agency, IAC/Interactive Corp Ser 2005	5.00		09/01/35	909,990
1,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00		01/01/46	769,780
1,035	New York City Industrial Development Agency, Royal Charter Properties - The New York & Presbyterian Hospital Parking Ser 2001 (FSA Insd)	5.25		12/15/32	1,022,611
2,000	New York City Industrial Development Agency, Terminal One Group Association Ser 2005 (AMT)	5.50		01/01/24	1,710,920
500	New York City Municipal Water Finance Authority,	5.00		06/15/39	483,330
1,000	New York City Municipal Water Finance Authority, 2009 Ser FF	5.50		06/15/40	1,029,430
1,500	New York City Municipal Water Finance Authority, 2001 Ser B	5.13		06/15/31	1,500,030
500	New York City Transitional Finance Authority, Building Aid Revenue Bonds, 2009 Ser S-3	5.25		01/15/39	470,605
2,000	New York City Transitional Finance Authority, New York, 2003 Ser D (NAT’L-RE Insd)	5.25		02/01/20	2,094,579
500	New York City, 2005 Ser G	5.00		12/01/26	495,335
1,000	New York Counties Tobacco Trust IV, Ser 2005 A (b)	5.00		06/01/45	596,940
750	New York NY	5.50		11/15/28	766,245
660	New York State Dormitory Authority, New York University Ser 2008	5.00		07/01/38	638,293
1,000	New York State Dormitory Authority, Catholic Health Long Island - St Francis Hospital Ser 2004	5.00		07/01/27	762,080
500	New York State Dormitory Authority, City University System Series 2005 A	5.50		07/01/21	532,095
500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser 2007 A	5.00		02/15/27	495,310
1,000	New York State Dormitory Authority, Montefiore Hospital - FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00		08/01/29	954,480
450	New York State Dormitory Authority, New York University Ser 1	5.50		07/01/31	479,966
500	New York State Dormitory Authority, Orange Regional Medical Center Series 2008	6.13		12/01/29	373,005
500	New York State Dormitory Authority, School District Revenue Bond Financing Program Ser 2008 D	5.75		10/01/24	533,930
1,000	New York State Dormitory Authority, School District Ser 2002 C (NAT’L-RE Insd)	5.25		04/01/21	1,025,670
1,000	New York State Dormitory Authority, School District Ser 2002 E (NAT’L-RE Insd)	5.50		10/01/17	1,089,950
2,000	New York State Dormitory Authority, State University 1993 Ser A	5.25		05/15/15	2,252,279

2,045	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.38		07/01/16	2,441,096
2,000	New York State Dormitory Authority, Winthrop South Nassau University Health Ser 2003 B	5.50		07/01/23	1,757,380
2,000	New York State Dorrmitory Authority, North shore Long Island Jewish Group Ser A	5.00		05/01/32	1,710,620
6,000	New York State Energy & Research Development Authority, Brooklyn Union Gas Co 1991 Ser B	11.275	(c)	07/01/26	6,007,860
2,000	New York State Environmental Facilities Corp, State Clean Water and Drinking Water, Ser 2005 A	5.00		06/15/34	2,000,760
500	New York State Environmental Facilities Corp, State Clean Water and Drinking Water, Ser 2005 A	5.13		06/15/38	492,880
1,000	New York State Mortgage Agency Homeowner Ser 143 (AMT)	4.90		10/01/37	854,290
2,000	New York State Power Authority, Ser 2000 A	5.25		11/15/40	2,000,520
1,000	New York State Thruway Authority, General Revenue Bonds Ser H	5.00		01/01/29	970,610
750	New York State Urban Development Corp, Service Contract Ref Ser 2008 B	5.25		01/01/24	766,478
935	North Syracuse Central School District	5.00		06/15/23	966,323
1,000	Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00		11/01/28	708,320
700	Triborough Bridge & Tunnel Authority, Refg Ser 2002 E (NAT’L-RE Insd)	5.00		11/15/32	688,520
200	Triborough Bridge and Tunnel Authority, Ser 2008	4.75		11/15/29	194,352
1,000	TSASC Inc, Tobacco Settlement Ser 2006-1	5.13		06/01/42	615,920
1,500	Westchester Tobacco Asset Securization Corporation, Ser 2005	5.13		06/01/45	916,050
					61,016,223
	Puerto Rico (8.9%)
2,000	Puerto Rico Highway & Transportation Authority, Refg Ser X	5.50		07/01/15	1,929,660
4,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.38		10/01/24	4,184,400
					6,114,060

	Total Tax-Exempt Municipal Bonds (Cost $69,727,453)				67,130,283

	Short-Term New York Tax-Exempt Municipal Obligations (1.7%)
200	Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Ser 2008 (Demand 04/01/09)	0.45	(d)	01/01/42	200,000
300	New York, Ser 2006 I Subser I-3 (Demand 04/01/09)	0.32	(d)	04/01/35	300,000
100	New York City Municipal Water Finance Authority, Water & Sewer Ser 2008 Subser B-3 (Demand 04/01/09)	0.30	(d)	06/15/25	100,000
300	New York City Municipal Water Finance Authority, Second Generation Resolution Ser 2006 CC-1 (Demand 04/01/09)	0.30	(d)	06/15/38	300,000
300	Tompkins County Industrial Development Agency, Cornell University Ser 2008 A-1 (Demand 04/01/09)	0.45	(d)	07/01/37	300,000
	Total Short-Term New York Tax-Exempt Municipal Obligations (Cost $1,200,000)				1,200,000

	Total Investments (Cost $70,927,453) (e) (f)			99.3%	68,330,283
	Other Assets in Excess of Liabilities			0.7	457,513
	Net Assets			100.0%	$68,787,796

AMT	Alternative Minimum Tax.
ETM	Escrowed to maturity.
FHA	Federal Housing Administration.
(a)	Security is a “step up” bond where the coupon increases on a predetermined future date.
(b)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(c)

Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,007,860 which represents 8.7% of net assets.

(d)	Current coupon of variable rate demand obligation.
(e)	Securities have been designated as collateral in connection with open futures and swap contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
NAT’L-RE	National Public Finance Guarantee Program.

Futures Contracts Open at March 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

75	Long	Swap Future 5 Year June 2009	$8,796,094	$119,960
31	Long	U.S. Treasury Note Future 2 Year June 2009	6,754,609	33,245
18	Long	Swap Future 10 Year June 2009	2,275,875	63,103
15	Short	U.S. Treasury Note Future 5 Year June 2009	(1,781,484)	(4,307)
12	Short	U.S. Treasury Note Future 10 Year June 2009	(1,488,938)	(20,514)
7	Short	U.S. Treasury Bond Future 20 Year June 2009	(907,922)	(20,438)

		Net Unrealized Appreciation		$171,049

MS New York Tax-Free Income Fund

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$68,330,283	—	$68,330,283	—
Other Financial Instruments*	171,049	$171,049	—	—
Total	$68,501,332	$171,049	$68,330,283	—

* Other financial instruments include futures contracts.

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved  by the Trustees.  The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price.  The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities  believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.  The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by  the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith  under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short- term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009